RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Repayment to related party	$ (0)	$ 120,997
Previous Owners Of Edge View [Member]
Related Party Transaction [Line Items]
Due from related party	4,979		$ 4,979
Chairman [Member]
Related Party Transaction [Line Items]
Short-term advances	$ 120,997